Fair Value Measurements (Fair Value of Assets and Liabilities Measured on Recurring Basis) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net gains from financial instruments for which fair value option has been elected	¥ 85	¥ 544
Level 2 | Fair Value, Measurements, Recurring | Foreign corporate bonds: foreign securities for which fair value option has been elected
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	173,964	160,470
Marketable securities | Level 2 | Fair Value, Measurements, Recurring | Foreign corporate bonds: foreign securities for which fair value option has been elected
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	33,391	25,955
Securities investments and other | Level 2 | Fair Value, Measurements, Recurring | Foreign government bonds: foreign securities for which fair value option has been elected
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	4,910	2,875
Securities investments and other | Level 2 | Fair Value, Measurements, Recurring | Foreign corporate bonds: foreign securities for which fair value option has been elected
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	140,573	134,515
Securities investments and other | Level 3 | Fair Value, Measurements, Recurring | Other: foreign securities for which fair value option has been elected
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	¥ 185,195	¥ 93,971